Intangible assets (Details) - CAD ($)	12 Months Ended
	Aug. 31, 2024	Aug. 31, 2023
Reconciliation of changes in intangible assets other than goodwill [abstract]
Balance at the beginning	$ 966,724
Balance at the end	868,543	$ 966,724
Intellectual property
Reconciliation of changes in intangible assets other than goodwill [abstract]
Balance at the beginning	772,473
Balance at the end	668,966	772,473
Software
Reconciliation of changes in intangible assets other than goodwill [abstract]
Balance at the beginning	64,155
Balance at the end	51,235	64,155
Patents
Reconciliation of changes in intangible assets other than goodwill [abstract]
Balance at the end	62,039
Trade name
Reconciliation of changes in intangible assets other than goodwill [abstract]
Balance at the beginning	69,486
Balance at the end	47,596	69,486
Backlog
Reconciliation of changes in intangible assets other than goodwill [abstract]
Balance at the beginning	47,365
Balance at the end	29,679	47,365
Website
Reconciliation of changes in intangible assets other than goodwill [abstract]
Balance at the beginning	13,245
Balance at the end	9,028	13,245
Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Balance at the beginning	1,345,371	1,333,547
Additions	63,316
Currency translation	(1,638)	11,824
Balance at the end	1,407,049	1,345,371
Cost | Intellectual property
Reconciliation of changes in intangible assets other than goodwill [abstract]
Balance at the beginning	1,035,070	1,035,070
Balance at the end	1,035,070	1,035,070
Cost | Software
Reconciliation of changes in intangible assets other than goodwill [abstract]
Balance at the beginning	101,775	101,775
Balance at the end	101,775	101,775
Cost | Patents
Reconciliation of changes in intangible assets other than goodwill [abstract]
Balance at the beginning		0
Additions	63,316
Balance at the end	63,316
Cost | Trade name
Reconciliation of changes in intangible assets other than goodwill [abstract]
Balance at the beginning	104,351	98,294
Currency translation	(862)	6,057
Balance at the end	103,489	104,351
Cost | Backlog
Reconciliation of changes in intangible assets other than goodwill [abstract]
Balance at the beginning	84,106	79,550
Currency translation	(604)	4,556
Balance at the end	83,502	84,106
Cost | Website
Reconciliation of changes in intangible assets other than goodwill [abstract]
Balance at the beginning	20,069	18,858
Currency translation	(172)	1,211
Balance at the end	19,897	20,069
Accumulated depreciation
Reconciliation of changes in intangible assets other than goodwill [abstract]
Balance at the beginning	(378,647)	(220,877)
Depreciation	159,859	157,770
Balance at the end	(538,506)	(378,647)
Accumulated depreciation | Intellectual property
Reconciliation of changes in intangible assets other than goodwill [abstract]
Balance at the beginning	(262,597)	(159,089)
Depreciation	103,507	103,508
Balance at the end	(366,104)	(262,597)
Accumulated depreciation | Software
Reconciliation of changes in intangible assets other than goodwill [abstract]
Balance at the beginning	(37,620)	(24,700)
Depreciation	12,920	12,920
Balance at the end	(50,540)	(37,620)
Accumulated depreciation | Patents
Reconciliation of changes in intangible assets other than goodwill [abstract]
Balance at the beginning		0
Depreciation	1,277
Balance at the end	(1,277)
Accumulated depreciation | Trade name
Reconciliation of changes in intangible assets other than goodwill [abstract]
Balance at the beginning	(34,865)	(14,439)
Depreciation	21,028	20,426
Balance at the end	(55,893)	(34,865)
Accumulated depreciation | Backlog
Reconciliation of changes in intangible assets other than goodwill [abstract]
Balance at the beginning	(36,741)	(19,830)
Depreciation	17,082	16,911
Balance at the end	(53,823)	(36,741)
Accumulated depreciation | Website
Reconciliation of changes in intangible assets other than goodwill [abstract]
Balance at the beginning	(6,824)	(2,819)
Depreciation	4,045	4,005
Balance at the end	$ (10,869)	$ (6,824)